Acquisitions (Summary Of The Third-Party Debt Assumed And Not Repaid In Connection With The Close Of The Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Mar. 31, 2013	Nov. 30, 2010	Nov. 30, 2010 Pennsylvania Industrial Development Authority Mortgage Note Due Two Thousand Eighteen Interest Rate Of Three Percentage [Member]	Nov. 30, 2010 Secured Promisory Note Due Two Thousand Fourteen Interest Rate Of Six Point Two Five Percent [Member]
Business Acquisition [Line Items]
Stated interest rate	6.375%		3.00%	6.25%
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt		$ 1,197	$ 1,020	$ 177
Debt Instrument Maturity Dates			2018	2014